Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ 936	$ 6,272	$ 12,298
Unrealized gain (loss) on cash flow hedging instruments	97	1,205	(2,001)
Income tax (expense) benefit	(27)	(325)	540
Unrealized gain (loss) on cash flow hedging instruments, net of tax	70	880	(1,461)
Reclassification of loss (gain) on cash flow hedging instruments into earnings	305	(574)	(482)
Income tax (benefit) expense	(86)	156	130
Reclassification of loss (gain) on cash flow hedging instruments into earnings, net of tax	219	(418)	(352)
Other comprehensive income (loss)	$ 1,225	$ 6,734	$ 10,485